Equipment Loans Payable	12 Months Ended
Dec. 31, 2018
Disclosure Of Equipment Loan Payable [Abstract]
Disclosure Of Equipment Loans Payable Explanatory

14. EQUIPMENT LOANS PAYABLE

Haul trucks financing

Upon acquisition of Rye Patch (note 5), the Company assumed an equipment loan payable of $2,431 to Caterpillar Financial Services Corporation (“CAT”). At December 31, 2018, the CAT loans had a remaining term of 33 months bearing an annual interest rate of 6.95% with monthly instalments of $70 and are secured by the underlying equipment (four haul trucks).

December 31,
2018
Balance, Closing Date	$2,431
Interest	90
Payments - principal and interest	(486)
$2,035
Non-current portion of loans payable	$1,318
Current portion of loans payable	$717

Equipment financing

On December 28, 2018, the Company obtained a $2,500 equipment loan from CAT. The loan term is 36 months and matures on January 1, 2022. The loan bears an annual interest rate of 8.29%. The Company will repay the principal and accrued interest in 12 quarterly installments starting on April 1, 2019. A loan fee of $50 was paid upon execution of the agreement. The loan is secured with the underlying mobile equipment at the Florida Canyon Mine.

At December 31, 2018, the current and non-current portion of the loan payable is $625 and $1,875, respectively.